DIVIDENDS AND INTEREST ON EQUITY	12 Months Ended
Dec. 31, 2020
DIVIDENDS AND INTEREST ON EQUITY
DIVIDENDS AND INTEREST ON EQUITY

18)  DIVIDENDS AND INTEREST ON EQUITY

a)  Accounting policy

a.1) Dividends

Minimum mandatory dividends are stated in the balance sheet as legal obligations (provision in current liabilities). Dividends in excess of such minimum amount, not yet approved in the Shareholders’ Meeting, are recorded in equity as proposed additional dividends. After approval at the Shareholders’ Meeting, the dividends in excess of the mandatory minimum are transferred to current liabilities and classified as legal obligations.

a.2) Interest on equity

Brazilian legislation allows companies to pay interest on equity, which is similar to payment of dividends; however, this is deductible for income tax calculation purposes. In order to comply with Brazilian tax legislation, the Company and its subsidiaries provision, in its accounting records, the amount due to match against the financial expenses account in the statement of income for the year. For the presentation of these financial statements, that expense is reversed against a direct charge to equity, resulting in the same accounting treatment adopted for dividends. The distribution of interest on equity to shareholders is subject to withholding income tax at a 15% rate.

a.3) Unclaimed dividends and interest on equity

The rights to receive unclaimed interest on equity and dividends prescribe after three years from the initial date available for payment. When dividends and interest on equity expire, these amounts are reversed to retained earnings.

b)  Dividends and interest on equity payable

b.1) Breakdown:

	12.31.20	12.31.19
Telefónica Latinoamérica Holding	837,113	787,823
Telefónica	1,021,474	948,662
SP Telecomunicações Participações	660,012	598,064
Telefónica Chile	1,849	1,667
Non-controlling interest	1,345,550	1,251,201
Total	3,865,998	3,587,417

b.2) Changes:

Balance on 12.31.18	4,172,916
Supplementary dividends for 2018	2,468,684
Interim interest on equity (net of IRRF)	3,199,800
Unclaimed dividends and interest on equity	(82,898)
Payment of dividends and interest on equity	(6,176,842)
IRRF on shareholders exempt/immune from interest on equity	5,757
Balance on 12.31.19	3,587,417
Supplementary dividends for 2019	2,195,575
Interim interest on equity (net of IRRF) and dividends	3,435,500
Unclaimed dividends and interest on equity	(99,788)
Payment of dividends and interest on equity	(5,259,367)
IRRF on shareholders exempt/immune from interest on equity	6,661
Balance on 12.31.20	3,865,998

For purposes of the cash flow statement, interest on equity and dividends paid to shareholders are recognized in “Financing Activities”.